Investment in Related Party	12 Months Ended
Dec. 31, 2023
Investment in Related Party [Abstract]
INVESTMENT IN RELATED PARTY

19. INVESTMENT IN RELATED PARTY

	Year ended December 31,
Group	2023	2022
	$000	$000
Investment in Accustem Sciences Inc	1,806	2,675
Movement in fair value	(969)	(869)
	837	1,806

The share price of Accustem as of December 31, 2023 was $.63, which has resulted in the recognition of a fair value loss of $1,049k. This has been measured using the Level 1per IFRS 13 fair value hierarchy. Accustem Sciences Inc is listed on the OTC markets and is run by a separate management team which is independent of the Tiziana management team. Tiziana is therefore not able to assert significant influence over Accustem Sciences Inc.

Group	2023	2022
	$000	$000
Investment in Okyo Pharma Ltd	3,150	-
Movement in fair value	567	-
	3,717	-

The Group acquired 2.1m shares of Okyo Pharma Ltd. on October 23, 2023 which is a 15.57% ownership. The share price of Okyo Pharma Ltd as of December 31, 2023 was $1.77, which has resulted in the recognition of a fair value gain of $567k. This has been measured using the Level 1per IFRS 13 fair value hierarchy. Okyo Pharma Ltd is listed on the OTC markets and is run by a separate management team which is independent of the Tiziana management team. Tiziana is therefore not able to assert significant influence over Okyo Sciences Inc.